Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 9,771	$ 4,341
Restricted deposits		29
Accounts receivable:
Trade, net	547	680
Other	380	470
TOTAL CURRENT ASSETS	10,698	5,520
NON-CURRENT ASSETS:
Long-term restricted deposits	82	82
Long-term deposit	47	44
Property, plant and equipment, net	195	266
Right of use assets	393	441
Intangible assets, net	4,100	4,607
Goodwill	6,077	6,877
TOTAL NON-CURRENT ASSETS	10,894	12,317
TOTAL ASSETS	21,592	17,837
CURRENT LIABILITIES:
Short-term loan		4
Accounts payable and accruals:
Trade	102	237
Other	1,130	1,553
Contract liabilities	439	562
Contingent consideration	1,000	2,170
Convertible debentures		7,151
Derivative financial instruments	1,978	1,637
Short-term lease liabilities	175	184
Liability in respect of the Israeli Innovation Authority		8
TOTAL CURRENT LIABILITIES	4,824	13,506
NON-CURRENT LIABILITIES:
Contract liabilities	33	82
Long-term lease liabilities	264	324
Deferred tax liabilities	918	1,040
Liability in respect of the Israeli Innovation Authority	122	108
TOTAL NON-CURRENT LIABILITIES	1,337	1,554
TOTAL LIABILITIES	6,161	15,060
EQUITY:
Ordinary shares
Share premium	64,821	52,394
Other equity reserves	14,841	13,070
Accumulated deficit	(64,231)	(62,687)
TOTAL EQUITY	15,431	2,777
TOTAL EQUITY AND LIABILITIES	$ 21,592	$ 17,837